Fees Summary	Apr. 16, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 105,416,656.00
Previously Paid Amount	0.00
Total Fee Amount	14,558.04
Total Offset Amount	0.00
Net Fee	$ 14,558.04
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A